UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811- 2365

Prospect Street Income Shares Inc.
(Exact name of Registrant as specified in charter)

13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices)

James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

Copies to:

Stuart H. Coleman, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (877) 532-2834

Date of fiscal year end:          12/31/2003

Date of reporting period:       12/31/2003

FORM N-CSR

Item 1. Reports to Stockholders.

Prospect Street Income Shares Inc.
13455 Noel Road, Ste. 1300
Dallas, TX 75240

Prospect Street®

Income Shares Inc.

Annual Report

December 31, 2003

Contents

1	Letter to Shareholders
2	Schedule of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Cash Flows
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
16	Independent Auditors’ Report
17	Directors and Officer Information
Code of Ethics
Section 302 Certifications
Section 906 Certifications

This report has been prepared for the information of shareholders of Prospect Street Income Shares Inc.

February 26, 2004

Letter to Shareholders

Dear Shareholders:

   We are pleased to provide you with our report for the year ended December 31, 2003. On December 31, 2003, the net asset value of the Fund was $6.49 per share, as compared to $5.90 on December 31, 2002. On December 31, 2003, the closing market price of the Fund’s shares on the New York Stock Exchange was $6.33 per share, as compared to $5.45 on December 31, 2002. The Fund in December 2003 declared distributions to common stock shareholders of $0.1575 per share related to earnings for the quarter ended December 31, 2003.

The Fund’s Investments:

   The total return on the Fund’s per share market price for the year ended December 31, 2003 was approximately 27.52%(1). The total return on the Fund’s per share net asset value for the year ended December 31, 2003 was approximately 20.51%(1). The variation in total returns is attributable to the increase in the market price of the Fund’s shares of approximately 16.15% relative to an increase in the net asset value of the Fund’s shares of approximately 10.00% during the period.

   As of December 31, 2003, the Fund invested in 57 fixed income issuers representing 24 industry groups.

Respectfully submitted,

James Dondero
President

Mark Okada
Executive Vice President

(1)	Total return calculations for the Fund assume that distributions are not reinvested.

PROSPECT STREET INCOME SHARES INC.

Schedule of Investments
December 31, 2003

Fixed Income — 134.1%(a)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Aerospace and Defense — 1.71%
$1,000,000	Northrup Grumman Corp., 9.38%, 10/15/2024	BBB	Baa3	$1,088,111

				1,088,111
	Automobile — 4.01%
1,000,000	Auburn Hills Tr, 12.38%, 5/1/2020	BBB	A3	1,440,816
1,000,000	Visteon Corp., 8.25%, 8/1/2010	BB+	Ba1	1,108,403

				2,549,219
	Banking — 11.82%
2,000,000	Countrywide Cap, 8.00%, 12/15/2026	BBB+	Baa1	2,182,512
2,000,000	Ford Motor Credit Co., 9.03%, 12/30/2009	BBB-	A3	2,072,252
1,000,000	Montell Finance Co., 8.10%, 3/15/2027(b)	BBB-	Baa3	936,452
2,000,000	Washington Mutual, 8.38%, 6/1/2027	BBB-	Baa1	2,318,730

				7,509,946
	Beverage, Food and Tobacco — 3.40%
2,000,000	Philip Morris, 7.75%, 1/15/2027	BBB	Baa2	2,157,936

				2,157,936
	Broadcasting and Entertainment — 6.31%
1,500,000	Clear Channel Communications, 7.25%, 10/15/2027	BBB-	Baa3	1,693,932
351,846	Cybernet Internet Svcs, 14.00%, 7/1/2009(caret)	NR	NR	0
2,000,000	Liberty Media Corp., 7.88%, 7/15/2009	BBB-	Baa3	2,316,758

				4,010,690
	Buildings and Real Estate — 22.54%
1,500,000	AA/Fort Worth HQ Finance Trust, 8.00%, 10/5/2010(b)(caret)	BBB-	NR	1,155,000
2,000,000	Bradley Operating, 7.20%, 1/15/2008	BBB-	Baa3	2,166,948
1,500,000	Colonial Realty LP, 8.82%, 2/7/2005	BBB-	Baa3	1,603,487
2,000,000	CP Limited Partnership, 6.92%, 12/10/2004	NR	NR	2,083,028
2,100,000	Morgan Stanley Capital Trust, 1.16%, 7/14/2016(b)	BBB+	Baa3	1,933,555
1,750,000	Rouse Company, 8.43%, 4/27/2005	BBB-	Baa3	1,876,627
2,130,000	Simon Property Group, 6.88%, 10/27/2005	BBB	Baa2	2,293,194
1,000,000	SUSA Partnership LP, 7.45%, 7/1/2018	AAA	Aaa	1,207,560

				14,319,399
	Cable and Other Pay Television Services — 12.15%
1,500,000	CF Cable TV Inc., 9.13%, 7/15/2007	BB-	Ba3	1,582,500
352,000	Innova S DE R.L., 12.88%, 4/1/2007	B+	B2	358,160
1,000,000	Tele Communications Inc., 9.80%, 2/1/2012	BBB	Baa3	1,304,446
1,750,000	Tele Communications Inc., 10.13%, 4/15/2022	BBB	Baa3	2,472,582
1,500,000	Time Warner Entertainment, 10.15%, 5/1/2012	BBB+	Baa1	2,001,755

				7,719,443
	Cargo Transport — 1.44%
1,000,000	Interpool, Inc., 9.88%, 2/15/2027	B+	Caa3	917,500

				917,500

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2003

Fixed Income (continued)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Chemicals, Plastics and Rubber — 4.83%
$1,000,000	Eastman Chemical, 6.30%, 11/15/2018	BBB	Baa2	$1,015,341
2,000,000	Millennium America Inc., 7.00%, 11/15/2006	BB-	B1	2,050,000

				3,065,341
	Containers, Packaging and Glass — 1.64%
1,000,000	Ball Corporation, 6.88%, 12/15/2012	BB	Ba3	1,045,000

				1,045,000
	Diversified/ Conglomerate Manufacturing — 5.89%
1,500,000	Herbst Gaming, 10.75%, 9/1/2008	B	B2	1,687,500
2,000,000	SPX Corporation, 6.25%, 6/15/2011	BB+	Ba3	2,055,000

				3,742,500
	Finance — 7.21%
2,000,000	Bankamerican Instl Cap, 8.07%, 12/31/26(b)	A-	Aa3	2,305,504
1,000,000	BT Cap Trust, 7.90%, 1/15/2027	A-	A2	1,123,006
1,000,000	Zions Instl Cap, 8.54%, 12/15/2026	BBB-	Baa1	1,151,095

				4,579,605
	Gaming/ Leisure — 2.46%
1,500,000	Intrawest Corp., 7.50%, 10/15/2013(b)	B+	B1	1,560,000

				1,560,000
	Government Debt — 0.44%
255,000	US Treasury Bonds, 11.63%, 11/15/2004	AAA	Aaa	277,791

				277,791
	Healthcare, Education and Childcare — 3.28%
2,000,000	Genesis Health Ventures, 8.00%, 10/15/2013(b)	B-	B3	2,085,000

				2,085,000
	Hotels, Motels, Inns, and Gaming — 8.66%
2,000,000	Harrahs Operating Co., 8.00%, 2/1/2011	BBB-	Baa3	2,349,340
1,500,000	La Quinta Corporation, 7.27%, 2/26/2007	BB-	Ba3	1,535,625
1,500,000	MGM Mirage Resorts, 7.25%, 10/15/2006	BB+	Ba1	1,616,250

				5,501,215
	Machinery (Non-Agriculture, Non-Construction, Non- Electronic) — 1.60%
1,000,000	Americo Shelf, 7.85%, 5/15/2003*	D	NR	1,018,100

				1,018,100
	Mining, Steel, Iron and Nonprecious Metals — 2.45%
1,500,000	Cyprus Minerals Co., 8.38%, 2/1/2023	BBB-	Baa3	1,555,614

				1,555,614
	Oil and Gas — 1.82%
1,000,000	Husky Oil Ltd, 8.90%, 8/15/2028	BB+	Ba1	1,155,000

				1,155,000

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2003

Fixed Income (continued)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Personal and Non Durable Consumer Products (Mfg. Only) — 1.53%
$905,000	Boise Cascade Corp., 7.50%, 2/1/2008	BB	Ba2	$971,165

				971,165
	Personal Transportation — 6.76%
932,900	Airplanes Pass Thru, 8.15%, 3/15/2011	D	Caa3	0
514,879	Atlantic Coast Airlines Pass Thru, 8.75%, 1/1/2007(b)	B	B3	344,336
2,243,000	Delta Air Lines, 10.79%, 3/26/2014	BB-	B3	1,724,306
1,250,000	Delta Air Lines, 10.50%, 4/30/2016	BB+	B1	988,900
868,004	Northwest Airlines Corporation, 8.13%, 2/1/2014	B+	B3	606,041
1,000,000	United Airlines, 10.85%, 7/5/2014*	D	Ca	316,250
1,000,000	United Airlines, 10.85%, 2/19/2015*	D	Ca	316,250

				4,296,083
	Retail Stores — 7.18%
2,000,000	JC Penney, 6.50%, 12/15/2007	BB+	Ba3	2,122,500
758,000	JC Penney, 9.75%, 6/15/2021	BB+	Ba3	789,268
1,500,000	May Department Stores Co., 8.30%, 7/15/2026	BBB+	Baa1	1,648,617

				4,560,385
	Telecommunications — 5.53%
3,000,000	MJD Communications Inc., 9.50%, 5/1/2008	B-	Caa1	3,000,000
725,000	SBA Communications Corp., 9.75%, 12/15/2011(b)	NR	NR	511,125

				3,511,125
	Utilities — 9.44%
189,000	AES Corporation, 8.75%, 6/15/2008	B-	B3	202,702
2,000,000	CenterPoint Energy, Inc., 6.85%, 6/1/2015(b)	BBB-	Ba1	2,055,590
974,294	Mirant Mid-Atlantic, 10.06%, 12/30/2028	D	NR	984,037
1,500,000	Pennzoil Co., 10.25%, 11/1/2005	BBB	Baa2	1,704,544
550,000	Reliant Resources, Inc., 9.50%, 7/15/2013(b)	B	B1	588,500
439,760	Transgas De Occidente SA, 9.79%, 11/1/2010(b)	BB	Ba2	461,748

				5,997,121

	Total Fixed Income (cost $82,338,083)			85,193,289

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2003

Common Stock — 2.83%

		Value
Units	Description	(Note 1a)

30,000	Hospitality Properties	$1,238,400
88,522	Hybridon Inc*	100,915
111,940	Motient Corporation*	458,954

	Total Common Stock (cost $2,068,928)	1,798,269

Preferred Stock — 0.24%

Units	Description

10,000	Adelphia Communications*	150,000
8	Hybridon Inc*(caret)	0
70,342	Micadent PLC*(caret)	0

	Total Preferred Stock (cost $935,000)	150,000

Warrants — 0.06%

Units	Description

11,100	Loral Space and Communications, 12/27/06*	111
17,481	Pathmark Stores Inc., 9/19/2010*	16,432
3,000	Wam Net, 3/1/05(b)*	30
1,000	XM Satellite Radio, 3/15/2010*	21,250

	Total Warrants (cost $159,981)	37,823

	Total Common Stock, Preferred Stock, and Warrants — 3.13% (cost $3,163,909)	1,986,092

	Total Investments — 137.23% (cost $85,501,992)	87,179,381

	Other Assets Less Liabilities — 9.99%	6,349,486

	Preferred Stock — (47.22%)	(30,000,000)

	Net Assets Applicable to Common Stock — 100%	$63,528,867

(a)	Percentages indicated are based on net assets.

“NR” denotes not rated.

*	Non-income producing security.

(caret)	Value determined by, or under the direction of, the Fund’s Board of Directors.

(b)	Rule 144A security— Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. At December 31, 2003, the market value of these securities aggregated $13,936,840 or 21.94% of net assets applicable to common shareholders.

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

Statement of Assets and Liabilities
December 31, 2003

Assets:
Investment in securities, at value ($85,501,992, at cost) (Notes 1 and 3)	$87,179,381
Cash	6,554,536
Interest and dividend receivable	1,560,657
Prepaid assets	76,393

Total Assets	$95,370,967

Liabilities:
Investment advisory fee payable	$84,254
Dividend payable	1,540,632
Other accounts payable and accrued expenses	217,214

Total Liabilities	$1,842,100

Preferred Stock:
Preferred stock, $.01 par value ($25,000 per share liquidation preference) Authorized — 1,000,000 shares Issued and outstanding — 1,200 Series T shares (Note 6)	$30,000,000

Total Preferred Stock	$30,000,000

Net Assets Applicable to Common Stock:
Common stock, $1.00 par value — Authorized — 15,000,000 shares Issued and outstanding — 9,781,743 shares	$9,781,743
Capital in excess of par value	85,274,923
Accumulated net realized loss from security transactions	(33,524,385)
Undistributed net investment income	319,197
Net unrealized appreciation of investments	1,677,389

Net Assets Applicable to Common Stock	$63,528,867

Net asset value per common share outstanding	$6.49

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

Statement of Operations
For the year ended December 31, 2003

Investment Income:
Interest income		$6,716,431
Dividend income		108,000
Accretion of bond discount		12,369

Total Investment Income		$6,836,800

Expenses:
Investment advisory fee (Note 2)	$308,309
Shareholder reporting expenses	90,443
Legal fees and expenses	139,519
Registration fees	24,661
Professional fees	66,480
Insurance expense	94,708
Fund administration expense	61,262
Preferred broker expense	76,128
Directors’ fees and expenses (Note 4)	41,395
Miscellaneous expenses	36,443

Total Expenses		$939,348

Net Investment Income		$5,897,452
Realized and unrealized gain/(loss) on investments:
Net realized loss on investments sold		$(4,975,870)
Net change in unrealized depreciation of investments (Note 1)		11,297,034

Net realized and unrealized gain/(loss) on investments		$6,321,164

Distributions to Preferred Stockholders:
Distributions to Preferred Stockholders		$(373,304)

Net change in net assets resulting from operations		$11,845,312

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

Statement of Cash Flows
For the year ended December 31, 2003

Cash Flows From Operating Activities:
Interest and dividends received	$7,103,434
Operating expenses paid	(877,942)
Purchase of portfolio securities	(44,762,950)
Sales and maturities of portfolio securities	43,236,817

Net cash provided by operating activities	$4,699,359

Cash Flows From Financing Activities:
Common stock distributions from net investment income	$(5,388,492)
Preferred share dividend payment	(373,304)

Net cash used by financing activities	$(5,761,796)

Net change in cash	$(1,062,437)
Cash, beginning of year	7,616,973

Cash, end of year	$6,554,536

Reconciliation of net change in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$11,845,312
Dividends on preferred shares classified as financing activities	373,304
Change in interest and dividend receivable	279,003
Change in investments	(1,526,133)
Change in prepaid assets	(20,476)
Change in accounts payable and accrued expenses	81,882
Net realized loss on investments sold	4,975,870
Net change in unrealized appreciation of investments	(11,297,034)
Accretion of bond discount	(12,369)

Net cash provided by operating activities	$4,699,359

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31,	December 31,
	2003	2002

From Operations:
Net investment income	$5,897,452	$7,209,730
Net realized loss on investments sold	(4,975,870)	(1,566,279)
Net change in unrealized appreciation (depreciation) of investments	11,297,034	(5,592,811)
Distributions to Preferred Stockholders	(373,304)	(564,180)

Net change in net assets resulting from operations	$11,845,312	$(513,540)

From Capital Contributions:
Shares issued	$0	$260,357
Net proceeds from capital contributions	0	1,562,159

Net increase in net assets resulting from capital contributions	$0	$1,822,516

From Fund Share Transactions:
Shares issued (96,119 and 0, respectively) to common stockholders for reinvestment of dividends	$589,682	$0

Net increase in net assets resulting from fund share transactions	$589,682	$0

From Distributions to Common Stockholders:
Distributions to common stockholders from net investment income ($0.62 and $0.83 per share, respectively)	$(6,065,975)	$(7,994,810)

Net decrease in net assets resulting from distributions	$(6,065,975)	$(7,994,810)

Total increase (decrease) in net assets	$6,369,019	$(6,685,834)
Net Assets Applicable to Common Stock:
Beginning of year	57,159,848	63,845,682

End of year (including undistributed net investment income of $319,197 and $1,354,851, respectively)	$63,528,867	$57,159,848

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

Financial Highlights
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

	Year Ended	For the Year Ended December 31,
	December 31,
	2003	2002	2001(b)	2000(b)	1999(b)

Net asset value, beginning of year	$5.90	$6.77	$7.21	$8.49	$9.70

Net investment income*	$0.60	$0.75	$0.80	$0.90	$0.96
Net realized and unrealized gain (loss) on Investments	$0.65	$(.74)	$(0.55)	$(1.28)	$(1.21)
Distributions to Preferred Stockholders	$(0.04)	$(0.05)	$(0.04)	—	—

Total from investment operations	$1.21	$(0.04)	$0.21	$(0.38)	$(0.25)
Distributions:
Distributions from accumulated net investment income
To common stockholders	$(0.62)	$(0.83)	$(0.60)	$(0.90)	$(0.96)

Total distributions	$(0.62)	$(0.83)	$(0.60)	$(0.90)	$(0.96)

Effect of related preferred shares offering costs	—	—	$(0.05)	—	—

Net asset value, end of year	$6.49	$5.90	$6.77	$7.21	$8.49

Market price per share, end of year	$6.33	$5.45	$6.44	$6.8125	$7.125

Total investment return(c)
Based on market price per share	27.52%	(2.48)%	3.34%	8.25%	(20.63)%

Based on net asset value per share,	20.51%	(.59)%	2.27%	(4.48)%	(2.58)%

Net assets, end of year(a)	$63,529	$57,160	$63,846	$66,959	$77,968

Preferred Stock outstanding, end of year(a)	$30,000	$30,000	$30,000	$0	$0

Credit Facility indebtedness, end of year(a)	$0	$0	$0	$30,000	$30,000

Asset Coverage:
Per indebtedness(e)	N/A	N/A	N/A	323%	360%
Per preferred stock share(f)	312%	291%	313%	N/A	N/A
Ratio of operating expenses to average net assets, applicable to common stock	1.55%	1.63%	1.29%	1.03%	0.97%
Ratio of total expenses to average net assets, applicable to common stock(d)	1.55%	1.63%	3.06%	4.03%	3.66%
Ratio of net investment income to average net assets, applicable to common stock(d)	9.73%	11.93%	11.31%	11.38%	10.45%
Portfolio turnover	51.87%	26.71%	35.77%	33.04%	36.16%

(a)	Dollars in thousands.
(b)	As of July 30, 2001, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, a different investment advisor advised the Fund.
(c)	Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Investment return does not assume reinvestment of dividends.
(d)	For the years ended December 31, 1999-2001, this ratio included interest paid on the Bank Credit Facility. In 2001 the Bank Credit Facility was replaced with preferred stock. Dividends paid on the preferred stock are classified as a financing activity, and is not included in this ratio.
(e)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding.
(f)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding and the liquidation preference of the outstanding shares of Series T preferred stock.
*	Per share net investment income or loss is calculated by dividing net investment income by the average number of shares outstanding during the year.

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

(1)	Significant Accounting Policies:
   Prospect Street Income Shares Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Valuation of Investments
   Investments in debt securities are valued at the average of representative closing bid prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which include all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund’s Board of Directors; such values require the use of estimates.

   Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.

Credit Risk
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk
   Interest rate risk is the risk that prices of debt securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

(b) Federal Income Taxes
   It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Gain or loss on sales of securities is determined on the basis of average cost for financial statement purposes and identified cost for Federal income tax purposes.

   At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of Investments for tax purposes	$86,673,328

Gross investment unrealized appreciation for tax purposes	6,499,617
Gross investment unrealized depreciation for tax purposes	(5,993,564)

Net unrealized appreciation on investments for tax purposes	$506,053

   Accounting principles generally accepted in the United State of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, in the year

PROSPECT STREET INCOME SHARES INC.

NOTES TO FINANCIAL STATEMENTS (continued)

ended December 31, 2003 permanent book/tax differences of $1,534,693 have been reclassified between accumulated realized losses from security transactions and undistributed net investment income, $1,040,866 has been reclassified between undistributed net investment income and additional paid in capital, and $350,141 has been reclassified between accumulated realized losses from security transactions and additional paid in capital. These reclassification differences are attributable to book/tax differences in the treatment of various fund transactions, some of which related to the 1994, 1995, and 1997 tax years, including the expiration of unused capital loss carryovers, premium and market discount amortization, and losses on foreign currency transactions. These reclassifications have no effect on net assets or net asset value per share.

   At December 31, 2003, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover
Available	Expiration Date

$1,390,664	December 31, 2006
3,206,180	December 31, 2007
4,737,419	December 31, 2008
15,210,950	December 31, 2009
2,791,985	December 31, 2010
3,670,356	December 31, 2011

$31,007,554

(c) Cash Flow Information
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

(d) Cash and Cash Equivalents
   The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

(2)	Investment Advisory Agreement:
   Highland Capital Management, L.P. (“Highland”, or “the Investment Advisor”) earned $308,309 in Investment advisory fees for the year ended December 31, 2003. Investment advisory fees paid by the Fund to Highland were calculated at .5% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities and preferred stock. On December 31, 2003, the fee payable to the Investment Advisor was $84,254, which is included in the accompanying statement of assets and liabilities. The agreement between the Fund and Highland, however, provides that if the costs and expenses (excluding interest, advisory fee, taxes, brokerage charges and expenses and extraordinary costs and expenses and expenses incident to the public offering of shares other than those offered through the Automatic Dividend Investment Plan) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 plus 1% of average net assets over $30,000,000, the Investment Advisor is obligated to reimburse the Fund for any excess pursuant to the Existing Advisory Agreement. As of December 31, 2003, no such expense reimbursement was required.

PROSPECT STREET INCOME SHARES INC.

NOTES TO FINANCIAL STATEMENTS (continued)

(3)	Purchases and Sales of Securities:
   For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated approximately $44,762,950 and $43,236,817 respectively.

   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the Fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts, including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(4)	Certain Transactions:
   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

   Directors who are not officers or employees of the Investment Advisor receive fees of $10,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to board meeting attendance. For the year ended December 31, 2003, the Fund incurred Board of Directors’ fees and expenses of $41,395.

(5)	Dividends and Distributions:
   Distributions on common stock are declared based on annual projections of the Fund’s net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay quarterly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the “Plan”) unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants’ account.

   For the year ended December 31, 2003, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$6,065,975
Distributions from paid in capital	0

$6,065,975

PROSPECT STREET INCOME SHARES INC.

NOTES TO FINANCIAL STATEMENTS (continued)

   For the year ended December 31, 2002, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$7,994,810
Distributions from paid in capital	0

$7,994,810

(6)	Preferred Stock:
   On July 23, 2001, the Fund issued 1,200 shares of Series T Auction Rate Cumulative Preferred Shares, $25,000 liquidation preference, for a total issuance of $30,000,000. All such Preferred Shares were outstanding as of December 31, 2003. The Fund may borrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series T cumulative preferred shares follows.

Redemption
   Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure the failure to meet certain asset coverages as defined in the prospectus, portfolio valuation or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

Dividends
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. The dividend rate of the preferred shares at December 31, 2003 was 1.14%.

   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

Voting Rights
   The Fund’s Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on certain matters as required under the Fund’s Charter, the 1940 Act and Maryland law.

Liquidation
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for

PROSPECT STREET INCOME SHARES INC.

NOTES TO FINANCIAL STATEMENTS (continued)

distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(7)	Restricted Securities:

Name	Description	Acquisition Date	Cost of Security

AA/Fort Worth HQ Finance Trust	Bond	9/26/2003	$1,155,000
Atlantic Coast Airlines Pass Thru	Bond	9/24/1997	720,573
Bankamerican Instl Cap	Bond	12/2/1996	2,016,060
CenterPoint Energy, Inc.	Bond	10/2/2003	1,965,040
Genesis Health Ventures	Bond	10/23/2003	2,000,000
Intrawest Corp	Bond	10/2/2003	1,500,000
Montell Finance Co	Bond	3/31/1997	1,011,250
Morgan Stanley Capital Trust	Bond	7/30/2003	1,953,000
Reliant Resources, Inc	Bond	9/10/2003	507,375
SBA Communications Corp	Bond	12/8/2003	495,929
Transgas De Occidente SA	Bond	2/6/1996	570,620
Wam Net	Warrants	12/1/1998	19,980

   As of December 31, 2003, the aggregate market value of restricted investments was $13,936,840 or 21.94% of net assets applicable to common stock.

   The Fund’s acquisition and valuation policy described in 1(a) is applicable to restricted securities. Additionally, there are no rights to demand registration of the restricted securities.

PROSPECT STREET INCOME SHARES INC.

INDEPENDENT AUDITORS’ REPORT

To the Shareholders and Board of Directors

of Prospect Street Income Shares Inc.

   We have audited the accompanying statement of assets and liabilities of Prospect Street Income Shares Inc., including the schedule of investments, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prospect Street Income Shares Inc. as of December 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Dallas, Texas

February 26, 2004

PROSPECT STREET INCOME SHARES INC.

Directors and Officer Information (Unaudited)

   The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors and the Fund’s officers appointed by the Board of Directors. The tables below list the directors and officers of the Fund and their business addresses, principal occupations for the last five years, other directorships held by the Directors. For the purposes hereof, the term “Fund Complex” includes each of the independent companies advised by the Investment Advisor. The Statement of Additional Information includes additional information about Fund Directors and is available, without charge, upon request by calling (877) 532-2834.

Independent Directors: (Unaudited)

				Number of
				Funds in
				Fund
Name, Birthdate and	Position(s)	Term of Office		Complex
Address of Independent	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

Bryan Ward 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 48	Director	Director since 2001; term expires in 2006	Since January 2002, Senior Manager of Accenture, LLP. From September 1998 to December 2001, he was Special Projects Advisor to Accenture, LLP. From March 1996 to August 1998, Mr. Ward was an independent oil & gas and real estate consultant.	2	None
Scott Kavanaugh 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 41	Director	Director since 2000; term expires in 2005	Since February 2003, an Executive at Provident Funding Mortgage Corporation. From January 2000 to February 2003 he was Executive Vice President, Director and Treasurer of Commercial Capital Bank. He was the Managing Principal and Chief Operating Officer of Financial Institutional Partners Mortgage Company and the Managing Principal and President of Financial Institutional Partners, LLC, an investment banking firm, from April 1998 to February 2003.	2	None

PROSPECT STREET INCOME SHARES INC.

				Number of
				Funds in
				Fund
Name, Birthdate and	Position(s)	Term of Office		Complex
Address of Independent	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

James Leary 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 73	Director	Director since 2000; term expires in 2006	Since January 1999, a Managing Director of Benefit Capital Southwest, Inc., a financial consulting firm. From 1995 to December 1998, he was the Vice Chairman, Finance and a Director of Search Financial Services, Inc., a financial services firm.	2	Mr. Leary is a member of the Board of Capstone Asset Management Group of Mutual Funds.
Tim Hui 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 54	Director	Director since 2000; term expires in 2005	Mr. Hui is the Assistant Provost for Educational Resources of Philadelphia Biblical University. Mr. Hui joined the University in September 1998 as the Director of Learning Resources. Prior to 1998, Mr. Hui practiced law, serving as managing partner, of Hui & Malik, Attorneys at Law.	2	None

Interested Directors:* (Unaudited)

Number of
Funds in
Fund
Name, Birthdate and	Position(s)	Term of Office		Complex
Address of Independent	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

James Dondero 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 40	President and Director	Director since 2000; term expires in 2004	Mr. Dondero is President and Managing Partner of Highland Capital Management, L.P. Mr. Dondero is also President of the Funds in the Fund Complex.	2	Mr. Dondero is a member of the Board of Directors of Neighborcare Inc. American Banknote Corporation, Audio Visual Services Corporation, and Motient Corporation.

*	Mr. Dondero is an “interested person” (as the term is defined in the Investment Company Act of 1940).

PROSPECT STREET INCOME SHARES INC.

Officers: (Unaudited)

Position(s)
Name, Birthdate and Address	Held with	Term of Office and Length of	Principal Occupation(s)
of Officer	Fund	Time Served	During Past 5 Years

Mark Okada 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 40	Executive Vice-President	Officer since 2000	Mr. Okada is Chief Investment Officer of Highland Capital Management, L.P. Mr. Okada is also Executive Vice- President of the Funds in the Fund Complex.
R. Joseph Dougherty 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 32	Senior Vice- President	Officer since 2000	Mr. Dougherty is a Portfolio Manager of Highland Capital Management, L.P. Prior to 2000, Mr. Dougherty was Portfolio Analyst for Highland Capital Management, L.P. Mr. Dougherty is also Senior Vice-President of the Funds in the Fund Complex.
M. Jason Blackburn 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 27	Secretary and Treasurer since March 2003	Officer since March 2003	Compliance Officer and Assistant Controller of the Adviser. From September 1999 to October 2001, he was an accountant for KPMG LLP. Previously, he attended the University of Texas at Austin.

PROSPECT STREET INCOME SHARES INC.

Investment Advisor

Highland Capital Management, L.P.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

Officers

James Dondero — President
Mark Okada — Executive Vice-President
R. Joseph Dougherty — Senior Vice-President
M. Jason Blackburn — Secretary and Treasurer

Directors

James Dondero
Bryan Ward
Timothy Hui
Scott Kavanaugh
James Leary

Auditors

Deloitte & Touche LLP
JPMorgan Chase Tower
Suite 1600
2200 Ross Avenue
Dallas, TX 75201

Transfer Agent

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449

Custodian

State Street Bank and Trust Company
Boston, MA

Facts for Shareholders:

Prospect Street Income Shares Inc. is listed on the New York Stock Exchange under the symbol “CNN”. The Wall Street Journal and Wall Street Journal Online publish Friday’s closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron’s Market Week every Saturday. Our website is www.prospectstreet.net.

Written Correspondence Regarding Your Account: Please address all general shareholder inquiries to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038. Please address all dividend reinvestment inquires to American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269. Additionally, answers to many of your shareholder questions and requests for forms are available by visiting American Stock Transfers website at http://www.amstock.com.

Item 2. Code of Ethics.

          The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

          The Registrant’s Board has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Leary is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $47,037 in 2002 and $44,900 in 2003.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2002 and $0 in 2003.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $4,000 in 2002 and $4,000 in 2003. These services consisted of (i) review or preparation of U.S. federal, state, and excise tax returns; and (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $23,200 in 2002 and $24,390 in 2003. These services consisted of agreed-upon procedures related to compliance with rating agency guidelines for the preferred shares.

          Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $27,200 in 2002 and $28,340 in 2003. The Auditor did not render any services to the Registrant’s investment advisor or any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant.

Item 5. Audit Committee of Listed Registrants.

                    Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          The Registrant has delegated voting of proxies in respect of portfolio holdings to its investment adviser, Highland Capital Management, L.P. (“HCMLP”), to vote the Registrant’s proxies in accordance with HCMLP’s proxy voting guidelines and procedures. HCMLP has adopted proxy voting guidelines (the “Guidelines”) that provide as follows:

•	HCMLP votes proxies in respect of the Registrant’s securities in the Registrant’s best interests and without regard to the interests of HCMLP or any client of HCMLP.

•	Unless HCMLP’s Proxy Voting Committee (the “Committee”) otherwise determines (and documents the basis for its decisions) or as otherwise provided below, HCMLP votes proxies in a manner consistent with the Guidelines.

•	To avoid material conflicts of interest, HCMLP applies the Guidelines in an objective and consistent manner across the Registrant’s accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Committee votes in accordance with the Guidelines. For the Registrant, where a conflict of interest has been identified and the matter is not covered in the Guidelines, HCMLP will disclose the conflict and the Committee’s determination of the matter in which to vote to the Registrant’s Board.

•	HCMLP also may determine not to vote proxies in respect of securities of the Registrant if it determines it would be in the Registrant’s best interests not to vote.

          HCMLP’s Guidelines also address how it will vote proxies on particular types of matters such as corporate governance matters, disclosure of executive compensation and share repurchase programs. For example, HCMLP generally will:

•	Support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

•	Support proposals seeking increased disclosure of executive compensation; and

•	Support management proposals to institute share repurchase plans in which all shareholders may participate on equal terms.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                    Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

                    Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prospect Street Income Shares Inc.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	March 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	March 4, 2004

By:	/s/ M. Jason Blackburn

M. Jason Blackburn
Chief Financial Officer

Date:	March 4, 2004

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)